INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity Method Investment [Roll Forward]
At December 31, 2017	$ 2,287
Dividend received from associated companies	(1,141)
Share of income (loss)	324
At June 30, 2018	$ 1,470
CCL
Schedule of Equity Method Investments [Line Items]
Ownership	25.00%	25.00%
Equity Method Investment [Roll Forward]
At December 31, 2017	$ 0
Dividend received from associated companies	0
Share of income (loss)	0
At June 30, 2018	$ 0
United Freight Carriers LLC
Schedule of Equity Method Investments [Line Items]
Ownership	50.00%	50.00%
Equity Method Investment [Roll Forward]
At December 31, 2017	$ 1,448
Dividend received from associated companies	(825)
Share of income (loss)	139
At June 30, 2018	$ 762
G.Opus
Schedule of Equity Method Investments [Line Items]
Ownership	0.00%	50.00%
Equity Method Investment [Roll Forward]
At December 31, 2017	$ 45
Dividend received from associated companies	(45)
Share of income (loss)	0
At June 30, 2018	$ 0
Seateam
Schedule of Equity Method Investments [Line Items]
Ownership	22.19%	22.19%
Equity Method Investment [Roll Forward]
At December 31, 2017	$ 794
Dividend received from associated companies	(271)
Share of income (loss)	185
At June 30, 2018	$ 708